UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund February 28, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of February 28, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2022 to February 28, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$990.10	0.85%	$4.19
Class C	1,000.00	986.50	1.60%	7.88
Institutional Class	1,000.00	991.30	0.60%	2.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$998.80	0.81%	$4.01
Class C	1,000.00	995.10	1.56%	7.72
Institutional Class	1,000.00	1,001.00	0.56%	2.78
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$985.60	0.87%	$4.28
Class C	1,000.00	982.00	1.62%	7.96
Institutional Class	1,000.00	987.80	0.62%	3.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.48	0.87%	$4.36
Class C	1,000.00	1,016.76	1.62%	8.10
Institutional Class	1,000.00	1,021.72	0.62%	3.11

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.63%
Corporate Revenue Bond	0.14%
Education Revenue Bonds	20.78%
Electric Revenue Bonds	8.37%
Healthcare Revenue Bonds	29.64%
Housing Revenue Bonds	0.50%
Industrial Development Revenue/Pollution Control Revenue Bonds	1.98%
Lease Revenue Bonds	1.99%
Local General Obligation Bonds	13.15%
Pre-Refunded/Escrowed to Maturity Bonds	2.19%
Special Tax Revenue Bonds	4.66%
State General Obligation Bonds	7.82%
Transportation Revenue Bonds	5.90%
Water & Sewer Revenue Bonds	1.51%
Short-Term Investments	0.54%
Total Value of Securities	99.17%
Receivables and Other Assets Net of Liabilities	0.83%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	93.69%
Puerto Rico	5.48%
Total Value of Securities	99.17%

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.42%
Education Revenue Bonds	15.80%
Electric Revenue Bonds	6.40%
Healthcare Revenue Bonds	30.82%
Housing Revenue Bonds	0.66%
Industrial Development Revenue/Pollution Control Revenue Bond	1.80%
Lease Revenue Bonds	2.85%
Local General Obligation Bonds	21.56%
Pre-Refunded/Escrowed to Maturity Bonds	0.42%
Special Tax Revenue Bonds	3.10%
State General Obligation Bonds	8.65%
Transportation Revenue Bonds	4.67%
Water & Sewer Revenue Bonds	1.69%
Total Value of Securities	98.42%
Receivables and Other Assets Net of Liabilities	1.58%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	95.17%
Puerto Rico	3.25%
Total Value of Securities	98.42%

Security type / sector / state / territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.82%
Corporate Revenue Bond	0.41%
Education Revenue Bonds	25.29%
Electric Revenue Bonds	3.82%
Healthcare Revenue Bonds	34.58%
Housing Revenue Bonds	1.52%
Industrial Development Revenue/Pollution Control Revenue Bond	2.30%
Lease Revenue Bonds	2.27%
Local General Obligation Bonds	7.52%
Pre-Refunded/Escrowed to Maturity Bonds	2.08%
Special Tax Revenue Bonds	5.20%
State General Obligation Bonds	5.84%
Transportation Revenue Bonds	4.04%
Water & Sewer Revenue Bonds	0.95%
Short-Term Investments	1.72%
Total Value of Securities	97.54%
Receivables and Other Assets Net of Liabilities	2.46%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	92.48%
Puerto Rico	5.06%
Total Value of Securities	97.54%

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.63%
Corporate Revenue Bond — 0.14%
Cottonwood Revenue
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$735,370
		735,370
Education Revenue Bonds — 20.78%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	750,070
Series A 4.25% 7/1/47	1,550,000	1,190,369
Series A 4.375% 7/1/52	400,000	304,056
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,135,565
Series A 5.00% 3/1/39	385,000	350,550
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	242,410
Series A 5.00% 7/1/45	1,705,000	1,565,241
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	2,000,000	2,000,680
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	657,916
Series A 5.00% 11/1/48	2,800,000	2,485,560
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	378,511
Forest Lake Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	385,900
Series A 5.375% 8/1/50	1,690,000	1,623,228
Series A 5.50% 8/1/36	580,000	582,389
Series A 5.75% 8/1/44	1,190,000	1,193,606
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	744,628
Series A 5.00% 7/1/47	2,290,000	2,052,527
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	565,755

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/44	2,545,000	$2,332,365
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	714,158
Series A 5.50% 6/1/57	500,000	474,890
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	300,000	288,084
Series A 144A 5.375% 7/1/42 #	880,000	821,295
Series A 144A 5.50% 7/1/52 #	1,440,000	1,322,525
Series A 144A 5.50% 7/1/57 #	1,120,000	1,016,310
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	471,180
5.50% 8/1/49	2,260,000	2,266,260
Minnesota Higher Education Facilities Authority Revenue
Series A 5.00% 10/1/32	715,000	763,112
(Bethel University)
5.00% 5/1/37	2,750,000	2,605,350
5.00% 5/1/47	250,000	219,453
(Carleton College)
4.00% 3/1/35	1,000,000	1,021,370
4.00% 3/1/36	415,000	420,756
5.00% 3/1/44	1,275,000	1,344,755
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	902,210
(College of St. Scholastica)
4.00% 12/1/29	280,000	274,506
4.00% 12/1/30	290,000	283,202
4.00% 12/1/33	500,000	477,695
4.00% 12/1/34	500,000	471,655
4.00% 12/1/40	1,200,000	1,045,032
(Gustavus Adolphus College)
5.00% 10/1/47	6,600,000	6,735,630
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	898,730
Series A 5.00% 10/1/35	875,000	920,281
Series A 5.00% 10/1/45	2,120,000	2,161,467
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	520,400

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. John’s University)
Series 8-I 5.00% 10/1/33	250,000	$259,933
(St. Olaf College)
3.00% 10/1/38	1,000,000	840,070
4.00% 10/1/50	565,000	519,766
Series 8-G 5.00% 12/1/31	670,000	696,499
Series 8-G 5.00% 12/1/32	670,000	696,318
Series 8-N 4.00% 10/1/35	500,000	502,730
(Trustees of the Hamline University)
Series B 5.00% 10/1/37	955,000	967,272
Series B 5.00% 10/1/38	1,000,000	1,010,700
Series B 5.00% 10/1/39	940,000	948,733
Series B 5.00% 10/1/40	625,000	629,750
Series B 5.00% 10/1/47	1,060,000	1,063,487
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,452,654
4.00% 10/1/37	750,000	741,375
4.00% 10/1/44	1,800,000	1,676,088
5.00% 10/1/40	2,395,000	2,507,517
Series 8-L 5.00% 4/1/35	1,250,000	1,310,525
Series A 4.00% 10/1/34	400,000	407,008
Series A 4.00% 10/1/36	500,000	500,660
Series A 5.00% 10/1/35	1,720,000	1,869,330
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	715,000	585,056
Minnesota State Colleges & Universities Revenue
Series A 5.00% 10/1/26	4,990,000	5,335,009
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	496,777
Series A 5.00% 9/1/44	1,165,000	1,030,431
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	644,201
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,945,000	1,627,245
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	210,000	207,054

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	735,000	$722,329
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	250,000	231,272
Series A 5.75% 9/1/46	1,000,000	1,001,620
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	433,515
Series A 4.125% 9/1/47	1,750,000	1,392,387
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,352,074
University of Minnesota
Series A 5.00% 4/1/34	3,040,000	3,178,320
Series A 5.00% 9/1/34	1,125,000	1,224,349
Series A 5.00% 4/1/35	3,175,000	3,312,858
Series A 5.00% 4/1/36	2,650,000	2,763,500
Series A 5.00% 4/1/37	1,125,000	1,171,845
Series A 5.00% 11/1/39	5,880,000	6,462,414
Series A 5.00% 9/1/40	1,560,000	1,657,562
Series A 5.00% 9/1/41	750,000	796,845
Series A 5.00% 9/1/42	1,000,000	1,061,530
		105,270,240
Electric Revenue Bonds — 8.37%
Central Minnesota Municipal Power Agency Revenue
(Brookings - Southeast Twin Cities Transmission Project)
4.00% 1/1/42 (AGM)	340,000	331,554
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/30	1,150,000	1,201,969
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	973,200
5.00% 10/1/29	395,000	405,594
5.00% 10/1/30	500,000	513,255
5.00% 10/1/33	1,205,000	1,233,582
5.00% 10/1/47	2,000,000	2,071,420
Series A 5.00% 10/1/30	1,060,000	1,088,101
Series A 5.00% 10/1/34	750,000	767,790
Series A 5.00% 10/1/35	1,525,000	1,560,456

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	$565,731
5.00% 1/1/28	350,000	367,066
5.00% 1/1/28	210,000	224,513
5.00% 1/1/29	585,000	614,174
5.00% 1/1/29	220,000	235,384
5.00% 1/1/30	520,000	545,787
5.00% 1/1/31	200,000	213,106
5.00% 1/1/32	210,000	223,257
5.00% 1/1/35	160,000	168,760
5.00% 1/1/36	180,000	188,905
5.00% 1/1/41	400,000	412,516
Series A 5.00% 1/1/26	425,000	425,578
Series A 5.00% 1/1/31	520,000	520,645
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	299,925
Series AAA 5.25% 7/1/25 ‡	250,000	174,063
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,307,812
Series WW 5.00% 7/1/28 ‡	1,775,000	1,233,625
Series WW 5.25% 7/1/33 ‡	1,250,000	878,125
Series XX 4.75% 7/1/26 ‡	260,000	180,050
Series XX 5.25% 7/1/40 ‡	750,000	526,875
Series XX 5.75% 7/1/36 ‡	925,000	654,437
Series ZZ 4.75% 7/1/27 ‡	210,000	145,425
Series ZZ 5.25% 7/1/24 ‡	350,000	243,688
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,450,214
Series A 5.00% 12/1/47	2,265,000	2,341,852
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,355,536
Series A 5.00% 1/1/42	1,500,000	1,608,150
Series A 5.00% 1/1/46	2,000,000	2,054,900
Series A 5.00% 1/1/47	3,130,000	3,334,326
(Capital Appreciation)
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,678,100
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/30	1,235,000	1,275,175
Series A 4.00% 10/1/31	885,000	909,603
Series A 4.00% 10/1/33	365,000	372,734

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	1,000,000	$1,133,470
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	1,300,000	1,378,325
		42,388,753
Healthcare Revenue Bonds — 29.64%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	306,730
5.125% 11/1/49	1,100,000	919,160
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	387,920
4.00% 9/1/61	500,000	368,620
(PHS Senior Housing, Inc. Orchard Path Project)
5.00% 9/1/43	465,000	451,645
5.00% 9/1/58	3,220,000	2,998,271
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	953,037
2nd Tier Series B 5.25% 1/1/37	480,000	334,704
4th Tier Series D 7.00% 1/1/37	1,585,000	1,081,762
4th Tier Series D 7.25% 1/1/52	2,580,000	1,603,264
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	2,350,000	1,898,588
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	450,000	409,176
5.00% 6/1/48	1,000,000	846,660
5.00% 6/1/53	2,450,000	2,015,958
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	477,475
4.00% 11/1/41	2,000,000	1,792,680
4.50% 11/1/34	1,700,000	1,701,241
5.00% 11/1/24	600,000	610,404
5.00% 11/1/26	500,000	507,860

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	$414,790
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	88,214
5.00% 5/1/44	1,500,000	1,272,075
5.00% 5/1/51	1,585,000	1,295,183
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	271,211
Series A 144A 5.00% 8/1/46 #	2,380,000	2,154,590
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	641,021
Series A 5.00% 4/1/40	705,000	608,584
Series A 5.00% 4/1/48	315,000	255,906
Duluth Economic Development Authority Revenue
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	1,913,300
Series A 5.00% 2/15/53	2,850,000	2,879,925
Series A 5.00% 2/15/58	4,100,000	4,141,246
Series A 5.25% 2/15/58	7,250,000	7,430,960
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	850,000	582,760
Series A 4.00% 6/15/34	215,000	206,707
Series A 4.00% 6/15/36	590,000	547,390
Series A 4.00% 6/15/36	400,000	371,112
Series A 4.00% 6/15/37	380,000	345,960
Series A 4.00% 6/15/38	150,000	134,529
Series A 4.00% 6/15/39	150,000	132,894
Series B 5.25% 6/15/52	500,000	503,095
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	499,975
4.00% 4/1/25	660,000	651,987
4.00% 4/1/31	60,000	58,945
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	569,593

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.75% 2/1/44	500,000	$411,035
(St. John’s Lutheran Home of Albert Lea Project)
Series A 5.375% 10/1/44	400,000	262,772
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,839,640
5.00% 5/1/27	1,400,000	1,466,052
5.00% 5/1/29	1,000,000	1,047,060
5.00% 5/1/30	850,000	890,477
5.00% 5/1/31	500,000	522,865
5.00% 5/1/32	500,000	520,555
(North Memorial Health Care)
4.00% 9/1/35	350,000	331,121
5.00% 9/1/31	1,000,000	1,028,160
5.00% 9/1/32	1,000,000	1,025,350
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	2,852,465
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	4,500,000	4,347,000
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	4,922,232
Series A 5.00% 11/15/33	500,000	516,210
Series A 5.00% 11/15/34	500,000	514,910
Series A 5.00% 11/15/35	1,500,000	1,578,420
Series A 5.00% 11/15/44	1,000,000	1,011,230
Series A 5.00% 11/15/49	6,615,000	6,715,548
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	456,455
5.25% 11/1/45	1,950,000	1,741,136
5.375% 11/1/50	455,000	407,798
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,670,900
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	3,230,000	3,238,689

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	7,850,000	$7,979,996
5.00% 11/15/57	7,250,000	7,786,282
Series B 5.00% 11/15/36	1,950,000	2,277,678
Sartell Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
Series A 5.00% 9/1/32	1,000,000	944,990
Series A 5.00% 9/1/35	250,000	227,005
Series A 5.30% 9/1/37	1,200,000	1,112,832
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,350,000	1,149,012
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	915,558
5.00% 9/1/24	575,000	585,603
5.00% 9/1/25	750,000	763,477
5.00% 9/1/26	575,000	585,545
5.00% 9/1/27	405,000	412,403
5.00% 9/1/28	425,000	432,642
5.00% 9/1/29	425,000	432,591
5.00% 9/1/34	730,000	738,052
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	4,806,727
5.00% 5/1/48	4,690,000	4,787,552
Series A 4.00% 5/1/37	1,765,000	1,712,897
Series A 5.00% 5/1/46	5,275,000	5,368,156
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	306,351
(Episcopal Homes Project)
5.125% 5/1/48	3,100,000	2,571,729
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,208,920
Series A 5.00% 11/15/47	1,560,000	1,581,559
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/33	4,760,000	4,912,511

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Healthpartners Obligated Group)
Series A 5.00% 7/1/30	2,200,000	$2,277,044
(Marian Center Project)
Series A 5.375% 5/1/43	500,000	414,740
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	465,035
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	425,385
4.00% 8/1/44	800,000	641,440
5.00% 8/1/49	1,000,000	917,710
5.00% 8/1/54	875,000	791,779
West St. Paul Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	219,898
4.75% 11/1/52	750,000	632,557
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	2,105,000	1,811,837
		150,152,680
Housing Revenue Bonds — 0.50%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	630,000	462,136
Series I 2.20% 1/1/51	1,195,000	808,406
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	1,330,000	1,269,073
		2,539,615
Industrial Development Revenue/Pollution Control Revenue Bonds — 1.98%
Minnesota Municipal Gas Agency Revenue
(Subordinate)
Series A 4.00% 12/1/52 ●	2,000,000	2,006,420
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 #	8,665,000	8,016,511
		10,022,931

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 1.99%
Hibbing Independent School District No. 701
Series A 3.00% 3/1/41	1,250,000	$1,041,487
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,250,000	1,252,425
Series A 5.00% 6/1/43	3,835,000	3,840,561
Minnesota Housing Finance Agency
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	682,143
Series C 5.00% 8/1/34	1,565,000	1,597,270
Series C 5.00% 8/1/35	1,645,000	1,675,499
		10,089,385
Local General Obligation Bonds — 13.15%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	625,822
Series A 3.00% 2/1/45	2,600,000	2,120,794
Blooming Prairie Independent School District No. 756
(School Building)
Series A 3.00% 2/1/33	200,000	199,882
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,528,785
Series A 4.00% 2/1/42	3,500,000	3,537,975
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	936,707
Series A 4.00% 2/1/29	1,800,000	1,835,046
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	915,000	902,611
Series A 4.00% 2/1/42	2,260,000	2,216,111
Series A 4.00% 2/1/43	1,925,000	1,874,930
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/27	1,905,000	2,012,652

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Minneapolis
(Green Bonds)
3.00% 12/1/40	1,875,000	$1,618,069
3.00% 12/1/42	3,400,000	2,846,480
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,047,100
Series A 5.00% 2/1/33	3,585,000	3,744,712
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	1,250,000	1,270,650
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,555,000	1,326,757
Hennepin County
Series A 5.00% 12/1/36	940,000	993,674
Series A 5.00% 12/1/37	2,850,000	3,090,369
Series A 5.00% 12/1/37	1,000,000	1,056,380
Series A 5.00% 12/1/38	3,310,000	3,576,257
Series B 5.00% 12/1/30	1,000,000	1,071,670
Series C 5.00% 12/1/28	1,500,000	1,687,035
Series C 5.00% 12/1/30	1,245,000	1,334,229
Series C 5.00% 12/1/37	3,000,000	3,169,140
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	1,865,000	2,177,313
Minneapolis Special School District No. 1
Series A 4.00% 2/1/37	600,000	609,036
Series A 4.00% 2/1/38	625,000	628,844
Series B 4.00% 2/1/36	945,000	968,209
Series B 4.00% 2/1/37	1,255,000	1,273,900
Series B 4.00% 2/1/38	1,305,000	1,313,026
Series B 4.00% 2/1/39	600,000	609,636
Series D 5.00% 2/1/33	1,710,000	1,956,958
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/43	3,000,000	3,020,040
Mountain Iron-Buhl Independent School District No. 712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,336,671
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	1,865,000	1,960,805

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Paul Independent School District No. 625
(School Building)
Series D 4.00% 2/1/32	200,000	$209,404
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	1,950,000	2,115,107
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	3,400,000	2,802,960
		66,605,746
Pre-Refunded/Escrowed to Maturity Bonds — 2.19%
Rochester Electric Utility Revenue
Series B 5.00% 12/1/31-23 §	1,365,000	1,383,973
Series B 5.00% 12/1/33-23 §	300,000	304,170
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/33-23 §	650,000	653,673
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	954,481
Series A 5.00% 11/15/30-25 §	670,000	702,749
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,061,760
Series A 5.00% 1/1/46-24 §	3,000,000	3,046,320
		11,107,126
Special Tax Revenue Bonds — 4.66%
Commonwealth of Puerto Rico
3.799% 11/1/51 ●	3,501,999	1,199,435
(Restructured)
3.171% 11/1/43 ●	1,169,897	504,518
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	254,970
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.098% 7/1/46 ^	2,750,000	704,770
Series A-1 0.528% 7/1/51 ^	31,552,000	5,953,231
Series A-1 4.75% 7/1/53	12,700,000	11,384,026
Series A-1 5.00% 7/1/58	1,500,000	1,391,700
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	671,624

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/31	1,500,000	$1,537,080
		23,601,354
State General Obligation Bonds — 7.82%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	191,584	163,845
Series A-1 4.00% 7/1/41	988,988	816,963
Minnesota State
Series A 4.00% 9/1/38	625,000	649,631
Series A 5.00% 8/1/30	1,250,000	1,401,163
Series A 5.00% 8/1/35	2,975,000	3,280,860
Series A 5.00% 8/1/39	1,000,000	1,141,460
Series A 5.00% 8/1/41	1,500,000	1,693,560
(State Trunk Highway)
Series E 5.00% 10/1/26	4,875,000	5,234,336
(Various Purposes)
Series A 4.00% 9/1/40	1,410,000	1,452,497
Series A 5.00% 8/1/27	2,875,000	3,010,096
Series A 5.00% 8/1/29	1,000,000	1,046,270
Series A 5.00% 8/1/32	3,875,000	3,980,826
Series A 5.00% 8/1/33	2,075,000	2,314,061
Series A 5.00% 10/1/33	1,000,000	1,098,090
Series A 5.00% 8/1/35	500,000	560,050
Series A 5.00% 8/1/38	2,450,000	2,670,010
Series D 5.00% 8/1/26	6,000,000	6,419,340
Series D 5.00% 8/1/27	2,525,000	2,691,297
		39,624,355
Transportation Revenue Bonds — 5.90%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	1,000,000	1,041,540
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,090,760
(Senior)
Series C 5.00% 1/1/29	410,000	440,980
Series C 5.00% 1/1/33	850,000	908,522
Series C 5.00% 1/1/36	600,000	634,530
Series C 5.00% 1/1/41	600,000	623,514
Series C 5.00% 1/1/46	1,595,000	1,642,818

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	$1,012,450
Series A 5.00% 1/1/44	3,000,000	3,130,200
Series B 5.00% 1/1/31 (AMT)	960,000	1,032,144
Series B 5.00% 1/1/35	1,205,000	1,307,835
Series B 5.00% 1/1/44 (AMT)	12,600,000	12,942,468
Series B 5.00% 1/1/47 (AMT)	1,000,000	1,027,420
Series B 5.00% 1/1/49 (AMT)	2,000,000	2,037,700
		29,872,881
Water & Sewer Revenue Bonds — 1.51%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	3,120,000	3,263,333
Series C 4.00% 3/1/32	3,225,000	3,360,933
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,032,290
		7,656,556
Total Municipal Bonds (cost $523,977,876)		499,666,992

Short-Term Investments — 0.54%
Variable Rate Demand Notes — 0.54%¤
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series C 2.65% 11/15/48
(LOC – Wells Fargo Bank N.A.)	1,760,000	1,760,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
Series B-2 2.45% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $2,760,000)		2,760,000
Total Value of Securities—99.17%
(cost $526,737,876)		$502,426,992

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments

Delaware Tax-Free Minnesota Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $15,555,279, which represents 3.07% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.42%
Education Revenue Bonds — 15.80%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	$379,500
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	485,000	458,296
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	304,158
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	375,952
Forest Lake Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	421,730
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	530,026
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	250,000	238,052
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	500,000	480,140
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	526,318
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	750,000	743,423
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	461,979
5.00% 10/1/35	555,000	584,964
(St. Catherine University)
Series A 5.00% 10/1/35	565,000	594,239
(St. John’s University)
Series 8-I 5.00% 10/1/31	130,000	135,360
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	129,944
Series 8-G 5.00% 12/1/32	125,000	129,910
(University of St. Thomas)
4.00% 10/1/36	300,000	300,549
5.00% 10/1/34	350,000	382,088

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
5.00% 10/1/35	750,000	$817,117
Series 7-U 4.00% 4/1/26	1,400,000	1,400,840
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	284,454
(Great River School Project)
Series A 144A 5.25% 7/1/33 #	140,000	140,634
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	1,000,000	942,120
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	244,125
University of Minnesota
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/36	200,000	239,716
		11,245,634
Electric Revenue Bonds — 6.40%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project)
3.00% 1/1/38 (AGM)	300,000	262,191
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	250,000	261,675
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	513,410
Series A 5.00% 10/1/30	240,000	246,362
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	157,481
5.00% 1/1/30	235,000	250,771
5.00% 1/1/31	350,000	367,258
Series A 5.00% 1/1/25	200,000	200,230
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	321,390
Series A 5.00% 12/1/29	500,000	534,000
Series A 5.00% 12/1/31	575,000	612,841
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	375,000	388,035

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/30	425,000	$438,825
		4,554,469
Healthcare Revenue Bonds — 30.82%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	258,803
Apple Valley Senior Living Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/61	370,000	272,779
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	380,000	318,394
3rd Tier Series C 5.00% 1/1/32	400,000	290,696
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	250,000	201,978
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	227,320
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	81,099
4.00% 9/1/39	100,000	74,677
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	400,000	352,856
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	464,933
Duluth Economic Development Authority Revenue
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	775,695
Series A 5.00% 2/15/53	800,000	808,400
Series A 5.25% 2/15/58	750,000	768,720
(St. Luke’s Hospital of Duluth Obligated Group)
Series B 5.25% 6/15/47	500,000	506,285
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	266,541

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	153,334	$148,817
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	459,910
5.00% 5/1/28	1,000,000	1,046,700
(North Memorial Health Care)
5.00% 9/1/31	320,000	329,011
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	1,250,000	1,207,500
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	516,210
Series A 5.00% 11/15/33	710,000	756,058
Series A 5.00% 11/15/34	500,000	514,910
Series A 5.00% 11/15/49	1,000,000	1,015,200
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	483,842
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	290,000	290,780
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	2,500,000	2,541,400
Series B 5.00% 11/15/36	150,000	175,206
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	489,394
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	1,810,000	1,847,648
Series A 4.00% 5/1/37	240,000	232,915
Series A 5.00% 5/1/46	235,000	239,150
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,296,279

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project)
5.00% 5/1/33	500,000	$456,975
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/33	965,000	995,918
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	124,243
5.00% 8/1/35	150,000	147,678
West St. Paul, Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	483,810
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	462,605
		21,931,335
Housing Revenue Bonds — 0.66%
Minnesota Housing Finance Agency Residential Housing Finance
Series I 2.00% 7/1/40	275,000	201,727
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	285,000	271,944
		473,671
Industrial Development Revenue/Pollution Control Revenue Bond — 1.80%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 #	1,385,000	1,281,347
		1,281,347
Lease Revenue Bonds — 2.85%
Hibbing Independent School District No. 701
Series A 3.00% 3/1/41	250,000	208,297
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,100,000	1,102,134
Series A 5.00% 6/1/43	715,000	716,037
		2,026,468

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 21.56%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/45	500,000	$407,845
Bloomington Independent School District No. 271
(School District Credit Enhancement Program)
Series A 2.00% 2/1/27	585,000	553,638
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	130,000	128,240
Series A 4.00% 2/1/42	320,000	313,786
Series A 4.00% 2/1/43	275,000	267,847
City of Minneapolis
(Green Bonds)
3.00% 12/1/42	600,000	502,320
Duluth General Obligation Improvement
(DECC Improvement)
Series A 5.00% 2/1/30	250,000	263,128
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	415,000	354,086
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,585,650
Series A 5.00% 12/1/38	1,055,000	1,139,864
Series C 5.00% 12/1/30	1,500,000	1,607,505
Lakeville Independent School District No. 194
(Minnesota School District Credit Enhancement Program)
Series B 4.00% 2/1/28	1,475,000	1,551,906
Marshall General Obligation Improvement
Series B 4.00% 4/1/28	275,000	290,499
Minneapolis Special School District No. 1
Series B 4.00% 2/1/39	1,360,000	1,381,842
Series B 5.00% 2/1/40	500,000	555,620
Series D 5.00% 2/1/34	250,000	285,395
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 4.00% 2/1/30	500,000	527,875
Park Rapids Independent School District No. 309
(Park Rapids Area Public Schools)
Series A 4.00% 2/1/31	605,000	651,597

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Plymouth General Obligation Improvement
Series A 3.00% 2/1/32	535,000	$533,550
St. Cloud General Obligation Tax Abatement
Series C 3.00% 10/1/32	425,000	417,146
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	500,000	525,685
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,003,870
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	600,000	494,640
		15,343,534
Pre-Refunded/Escrowed to Maturity Bonds — 0.42%
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	173,065
Series A 5.00% 11/15/30-25 §	120,000	125,866
		298,931
Special Tax Revenue Bonds — 3.10%
Commonwealth of Puerto Rico
2.807% 11/1/43 ●	405,244	174,761
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	150,000	152,727
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	775,112
Series A-1 4.62% 7/1/46 ^	530,000	135,828
Series A-1 4.75% 7/1/53	655,000	587,129
Series A-1 5.216% 7/1/51 ^	289,000	54,529
Series A-2 4.536% 7/1/53	378,000	326,887
		2,206,973
State General Obligation Bonds — 8.65%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	179,773	148,503
Series A-1 5.625% 7/1/27	104,000	107,434

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 9/1/31	1,750,000	$2,062,970
Series A 5.00% 8/1/33	285,000	317,835
Series A 5.00% 8/1/34	1,000,000	1,109,150
Series D 5.00% 8/1/26	1,500,000	1,604,835
Series D 5.00% 8/1/27	250,000	266,465
Series E 5.00% 10/1/26	500,000	536,855
		6,154,047
Transportation Revenue Bonds — 4.67%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	715,000	744,701
(Subordinate)
Series A 5.00% 1/1/44	1,000,000	1,043,400
Series B 5.00% 1/1/31 (AMT)	160,000	172,024
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	456,134
Series A 4.00% 8/1/27	545,000	552,586
Series A 4.00% 8/1/28	350,000	356,531
		3,325,376
Water & Sewer Revenue Bonds — 1.69%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	590,956
Series C 4.00% 3/1/32	585,000	609,658
		1,200,614
Total Municipal Bonds (cost $72,408,590)		70,042,399
Total Value of Securities—98.42%
(cost $72,408,590)		$70,042,399

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $2,367,054, which represents 3.33% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 95.82%
Corporate Revenue Bond — 0.41%
Cottonwood
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$889,798
		889,798
Education Revenue Bonds — 25.29%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	710,464
Series A 4.25% 7/1/47	750,000	575,985
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,156,360
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	269,255
Series A 5.00% 7/1/34	250,000	242,410
Series A 5.00% 7/1/45	360,000	330,491
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	1,000,340
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	1,000,000	887,700
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	633,923
Series A 5.75% 8/1/44	585,000	586,773
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	228,742
Series A 5.00% 7/1/47	710,000	636,373
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	595,705
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	420,000	409,685
Series A 5.00% 7/1/44	495,000	453,643
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.50% 6/1/57	1,400,000	1,329,692

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	$643,970
Series A 144A 5.50% 7/1/52 #	1,130,000	1,037,814
Series A 144A 5.50% 7/1/57 #	880,000	798,530
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	692,295
144A 5.00% 8/1/53 #	570,000	542,298
5.25% 8/1/39	800,000	802,008
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,139,915
5.00% 5/1/47	2,750,000	2,413,977
(Carleton College)
4.00% 3/1/37	635,000	639,337
(Green Bonds)
Series A 5.00% 10/1/32	500,000	554,970
(Gustavus Adolphus College)
5.00% 10/1/47	2,100,000	2,143,155
(Macalester College)
3.00% 3/1/40	365,000	307,421
3.00% 3/1/43	325,000	257,748
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	249,890
4.00% 5/1/25	200,000	200,000
4.00% 5/1/26	100,000	100,017
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	556,696
Series A 5.00% 10/1/45	670,000	683,105
(St. John’s University)
Series 8-I 5.00% 10/1/34	215,000	223,310
(St. Olaf College)
4.00% 10/1/50	935,000	860,144
Series 8-G 5.00% 12/1/31	205,000	213,108
Series 8-G 5.00% 12/1/32	205,000	213,052
Series 8-N 4.00% 10/1/34	800,000	808,224
Series 8-N 4.00% 10/1/35	590,000	593,221
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	303,855
Series B 5.00% 10/1/39	1,000,000	1,009,290

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/37	800,000	$790,800
4.00% 10/1/41	1,000,000	943,480
4.00% 10/1/44	1,050,000	977,718
5.00% 10/1/40	1,365,000	1,429,128
Series A 4.00% 10/1/35	400,000	403,880
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,269,243
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	552,173
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,464,102
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	98,597
Series A 144A 5.50% 7/1/52 #	265,000	260,431
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	215,000	202,556
Series A 5.00% 9/1/43	750,000	693,818
Series A 5.00% 9/1/55	1,000,000	879,910
Series A 5.75% 9/1/46	500,000	500,810
Series A 6.00% 9/1/51	3,500,000	3,526,250
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,101,128
Series A 4.125% 9/1/47	1,250,000	994,563
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,399,395
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	1,002,470
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,126,426
Series A 5.00% 9/1/40	900,000	956,286
Series A 5.00% 9/1/41	620,000	658,725
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,174,900
Series A 5.00% 8/1/35	2,200,000	2,655,246

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Woodbury Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	$374,198
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	483,305
Series A 4.00% 7/1/56	575,000	405,593
		54,360,022
Electric Revenue Bonds — 3.82%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,518
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	169,503
5.00% 10/1/28	500,000	513,490
5.00% 10/1/47	745,000	771,604
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	470,000	493,439
5.00% 1/1/33	225,000	238,651
5.00% 1/1/34	200,000	211,738
Series A 5.00% 1/1/24	335,000	335,432
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	115,087
Series AAA 5.25% 7/1/25 ‡	95,000	66,144
Series CCC 5.25% 7/1/27 ‡	650,000	453,375
Series WW 5.00% 7/1/28 ‡	585,000	406,575
Series XX 4.75% 7/1/26 ‡	105,000	72,713
Series XX 5.25% 7/1/40 ‡	295,000	207,237
Series XX 5.75% 7/1/36 ‡	370,000	261,775
Series ZZ 4.75% 7/1/27 ‡	85,000	58,863
Series ZZ 5.25% 7/1/24 ‡	130,000	90,512
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	477,324
Series A 5.00% 12/1/35	500,000	527,285
Series A 5.00% 12/1/36	520,000	548,002
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	413,904
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	819,256

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	555,000	$588,439
		8,200,866
Healthcare Revenue Bonds — 34.58%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	334,240
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	728,683
5.00% 9/1/43	535,000	519,635
5.00% 9/1/58	1,175,000	1,094,090
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	310,899
4th Tier Series D 7.00% 1/1/37	490,000	334,425
4th Tier Series D 7.25% 1/1/52	1,495,000	929,023
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	1,280,000	1,034,125
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,226,182
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35 ‡	645,000	387,000
Center City Healthcare Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.50% 11/1/34	1,000,000	1,000,730
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	186,693
5.00% 9/1/52	1,500,000	1,180,245
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	837,579
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	334,957

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	1,625,000	$1,446,998
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	294,167
Series A 5.00% 4/1/40	315,000	271,920
Series A 5.00% 4/1/48	185,000	150,294
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/41	930,000	738,931
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,391,625
Series A 5.00% 2/15/53	1,590,000	1,606,695
Series A 5.00% 2/15/58	1,750,000	1,767,605
Series A 5.25% 2/15/58	2,000,000	2,049,920
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	367,810
Series A 4.00% 6/15/38	400,000	358,744
Series A 4.00% 6/15/39	250,000	221,490
Series B 5.25% 6/15/52	1,000,000	1,006,190
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	181,746
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	647,265
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	90,000	59,124
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,062,392
5.00% 5/1/26	1,300,000	1,351,467
5.00% 5/1/29	500,000	523,530
(North Memorial Health Care)
4.00% 9/1/35	300,000	283,818
5.00% 9/1/30	610,000	628,007
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	837,220

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	1,000,000	$966,000
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	878,970
Series A 5.00% 11/15/33	1,200,000	1,238,904
Series A 5.00% 11/15/33	1,000,000	1,064,870
Series A 5.00% 11/15/34	500,000	514,910
Series A 5.00% 11/15/44	1,000,000	1,011,230
Series A 5.00% 11/15/49	2,450,000	2,487,240
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	1,523,642
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	447,216
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	369,735
4.20% 8/1/49	1,500,000	1,075,980
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	174,515
Series A 6.875% 12/1/48	1,200,000	1,203,228
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	1,500,000	1,524,840
5.00% 11/15/57	5,175,000	5,557,795
Series B 5.00% 11/15/36	500,000	584,020
Sartell Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
Series A 5.00% 9/1/35	350,000	317,807
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	702,174
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	130,079
5.00% 9/1/34	105,000	106,158

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	$226,092
5.00% 5/1/48	4,200,000	4,287,360
Series A 4.00% 5/1/37	1,695,000	1,644,964
Series A 5.00% 5/1/46	2,630,000	2,676,446
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	801,700
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,410,303
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	581,532
Series A 5.00% 11/15/47	760,000	770,503
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,328,039
Series A 5.00% 7/1/33	2,540,000	2,621,382
(Healthpartners Obligated Group)
Series A 5.00% 7/1/30	1,000,000	1,035,020
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	829,480
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Obligated Group)
Series A 4.00% 11/1/42	700,000	549,822
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,232,760
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	419,415
4.00% 8/1/38	500,000	428,780
4.00% 8/1/39	400,000	338,748
4.00% 8/1/44	700,000	561,260
5.00% 8/1/54	750,000	678,667
West St. Paul Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,351,140
		74,338,190

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 1.52%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00%5/1/54	1,000,000	$813,010
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	635,000	429,571
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	102,201
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	1,216,592
Stillwater Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	702,255
		3,263,629
Industrial Development Revenue/Pollution Control Revenue Bond — 2.30%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 #	5,350,000	4,949,606
		4,949,606
Lease Revenue Bonds — 2.27%
Hibbing Independent School District No. 701
Series A 3.00% 3/1/41	500,000	416,595
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,753,395
Series A 5.00% 6/1/43	1,000,000	1,001,450
Minnesota Housing Finance Agency
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,446,937
(State Appropriation)
5.00% 8/1/31	250,000	250,392
		4,868,769
Local General Obligation Bonds — 7.52%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	417,215
Series A 3.00% 2/1/45	750,000	611,767

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	$369,923
Series A 4.00% 2/1/42	925,000	907,036
Series A 4.00% 2/1/43	800,000	779,192
City of Minneapolis
(Green Bonds)
3.00% 12/1/42	1,000,000	837,200
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,041,170
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	446,574
Series A 4.20% 3/1/34	750,000	703,942
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	452,207
Hennepin County
Series A 5.00% 12/1/37	910,000	986,749
Series C 5.00% 12/1/37	2,500,000	2,640,950
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,031,810
Series A 5.00% 2/1/29	1,000,000	1,030,310
Series A 5.00% 2/1/31	1,000,000	1,028,060
Minneapolis Special School District No. 1
Series A 4.00% 2/1/37	215,000	218,238
Series A 4.00% 2/1/38	220,000	221,353
Series B 4.00% 2/1/37	445,000	451,701
Series B 4.00% 2/1/38	465,000	467,860
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	650,000	705,036
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	824,400
		16,172,693
Pre-Refunded/Escrowed to Maturity Bonds — 2.08%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43-23 §	500,000	503,725

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/27-23 §	245,000	$246,385
5.00% 7/1/28-23 §	225,000	226,271
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	288,442
Series A 5.00% 11/15/30-25 §	205,000	215,020
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	507,720
Series A 5.00% 1/1/34-24 §	450,000	456,948
Series A 5.00% 1/1/40-24 §	2,000,000	2,030,880
		4,475,391
Special Tax Revenue Bonds — 5.20%
Commonwealth of Puerto Rico
2.632% 11/1/43 ●	1,594,652	687,694
(Restructured)
Series A-1 4.00% 7/1/41	707,440	584,388
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	254,957
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	197,070
4.00% 3/1/30	260,000	250,216
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	697,998
4.00% 3/1/27	650,000	640,478
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,155,000	3,724,459
Series A-1 5.00% 7/1/58	275,000	255,145
Series A-1 5.721% 7/1/51 ^	6,809,000	1,284,722
Series A-2 4.536% 7/1/53	3,000,000	2,594,340
		11,171,467
State General Obligation Bonds — 5.84%
Minnesota State
Series A 4.00% 9/1/38	550,000	571,676
Series A 5.00% 8/1/27	750,000	785,242
Series A 5.00% 9/1/31	1,250,000	1,473,550

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/33	660,000	$736,039
Series A 5.00% 8/1/34	2,185,000	2,423,493
Series A 5.00% 8/1/39	500,000	570,730
Series A 5.00% 8/1/40	750,000	832,425
Series A 5.00% 8/1/41	860,000	970,974
Series D 5.00% 8/1/27	1,000,000	1,065,860
Series E 5.00% 10/1/26	1,085,000	1,164,975
(Various Purposes)
Series A 5.00% 8/1/32	1,915,000	1,967,299
		12,562,263
Transportation Revenue Bonds — 4.04%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	500,000	520,770
Series B 5.25% 1/1/47 (AMT)	500,000	522,690
(Senior)
Series C 5.00% 1/1/46	185,000	190,546
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,173,600
Series B 5.00% 1/1/31 (AMT)	420,000	451,563
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,208,437
Series B 5.00% 1/1/47 (AMT)	600,000	616,452
		8,684,058
Water & Sewer Revenue Bonds — 0.95%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,009,332
Series C 4.00% 3/1/32	1,000,000	1,042,150
		2,051,482
Total Municipal Bonds (cost $220,779,485)		205,988,234

Short-Term Investments — 1.72%
Variable Rate Demand Notes — 1.72% ¤
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series C 2.65% 11/15/48
(LOC – Wells Fargo Bank N.A.)	2,200,000	2,200,000

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1A 2.48% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	500,000	$500,000
Series B-2 2.45% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $3,700,000)		3,700,000
Total Value of Securities—97.54%
(cost $224,479,485)		$209,688,234

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $11,695,294, which represents 5.44% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2023 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$502,426,992	$70,042,399	$209,688,234
Cash	—	470,926	3,036,831
Interest receivable	5,818,887	781,678	2,579,451
Receivable for fund shares sold	2,356,086	31,081	292,785
Prepaid expenses	148,590	23,383	11,902
Other assets	4,100	605	1,586
Total Assets	510,754,655	71,350,072	215,610,789
Liabilities:
Due to custodian	796,367	—	—
Payable for fund shares redeemed	2,596,605	70,381	393,401
Other accrued expenses	299,661	80,718	148,090
Distribution payable	219,798	13,401	11,043
Investment management fees payable to affiliates	124,705	26	45,194
Distribution fees payable to affiliates	65,868	11,334	27,118
Administration expenses payable to affiliates	35,766	10,651	17,399
Total Liabilities	4,138,770	186,511	642,245
Total Net Assets	$506,615,885	$71,163,561	$214,968,544

Net Assets Consist of:
Paid-in capital	$548,629,963	$76,664,201	$236,236,381
Total distributable earnings (loss)	(42,014,078)	(5,500,640)	(21,267,837)
Total Net Assets	$506,615,885	$71,163,561	$214,968,544

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value

Class A:
Net assets	$294,034,353	$50,125,599	$97,989,023
Shares of beneficial interest outstanding, unlimited authorization, no par	26,504,572	5,047,085	10,016,241
Net asset value per share	$11.09	$9.93	$9.78
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.61	$10.21	$10.24

Class C:
Net assets	$10,134,692	$1,925,554	$10,167,134
Shares of beneficial interest outstanding, unlimited authorization, no par	910,504	193,488	1,037,266
Net asset value per share	$11.13	$9.95	$9.80

Institutional Class:
Net assets	$202,446,840	$19,112,408	$106,812,387
Shares of beneficial interest outstanding, unlimited authorization, no par	18,253,274	1,923,725	10,921,799
Net asset value per share	$11.09	$9.94	$9.78

* Investments, at cost	$526,737,876	$72,408,590	$224,479,485

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2023 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$9,339,873	$1,273,919	$4,189,813

Expenses:
Management fees	1,388,176	187,336	567,765
Distribution expenses — Class A	370,135	62,140	120,072
Distribution expenses — Class C	56,704	9,935	52,797
Dividend disbursing and transfer agent fees and expenses	188,877	29,789	92,404
Accounting and administration expenses	54,793	24,539	33,570
Registration fees	26,911	7,821	7,119
Reports and statements to shareholders expenses	23,917	6,183	10,096
Audit and tax fees	20,145	20,145	20,145
Legal fees	17,590	2,677	6,444
Trustees’ fees and expenses	11,917	1,701	4,527
Custodian fees	8,569	1,254	3,349
Other	30,046	12,202	19,118
	2,197,780	365,722	937,406
Less expenses waived	(261,791)	(83,766)	(121,215)
Less expenses paid indirectly	(32)	(5)	(13)
Total operating expenses	1,935,957	281,951	816,178
Net Investment Income (Loss)	7,403,916	991,968	3,373,635

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(11,334,080)	$(2,128,074)	$(3,836,988)
Net change in unrealized appreciation (depreciation) on investments	(1,653,730)	1,080,214	(2,952,290)
Net Realized and Unrealized Gain (Loss)	(12,987,810)	(1,047,860)	(6,789,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,583,894)	$(55,892)	$(3,415,643)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Delaware Tax-Free Minnesota Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,403,916	$13,338,910
Net realized gain (loss)	(11,334,080)	(5,994,882)
Net change in unrealized appreciation (depreciation)	(1,653,730)	(58,761,630)
Net increase (decrease) in net assets resulting from operations	(5,583,894)	(51,417,602)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,187,710)	(7,696,597)
Class C	(117,594)	(224,436)
Institutional Class	(3,054,602)	(5,374,031)
	(7,359,906)	(13,295,064)

Capital Share Transactions:
Proceeds from shares sold:
Class A	54,744,216	78,404,017
Class C	1,013,923	1,924,033
Institutional Class	96,445,579	123,458,808

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,893,471	7,030,872
Class C	116,902	222,610
Institutional Class	1,953,002	3,728,698
	158,167,093	214,769,038

	Delaware Tax-Free Minnesota Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(74,445,492)	$(105,934,797)
Class C	(3,545,237)	(4,721,588)
Institutional Class	(101,960,005)	(109,837,221)
	(179,950,734)	(220,493,606)
Decrease in net assets derived from capital share transactions	(21,783,641)	(5,724,568)
Net Decrease in Net Assets	(34,727,441)	(70,437,234)

Net Assets:
Beginning of period	541,343,326	611,780,560
End of period	$506,615,885	$541,343,326

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Delaware Tax-Free Minnesota Intermediate Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$991,968	$1,813,825
Net realized gain (loss)	(2,128,074)	(858,493)
Net change in unrealized appreciation (depreciation)	1,080,214	(8,048,203)
Net increase (decrease) in net assets resulting from operations	(55,892)	(7,092,871)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(639,108)	(1,236,691)
Class C	(18,021)	(35,021)
Institutional Class	(325,203)	(539,394)
	(982,332)	(1,811,106)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,436,692	4,787,242
Class C	217,307	354,310
Institutional Class	10,010,673	16,667,624

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	562,300	1,081,064
Class C	17,995	34,988
Institutional Class	320,617	530,155
	20,565,584	23,455,383

	Delaware Tax-Free Minnesota Intermediate Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,479,650)	$(11,647,254)
Class C	(498,737)	(869,136)
Institutional Class	(16,549,883)	(13,305,865)
	(27,528,270)	(25,822,255)
Decrease in net assets derived from capital share transactions	(6,962,686)	(2,366,872)
Net Decrease in Net Assets	(8,000,910)	(11,270,849)

Net Assets:
Beginning of period	79,164,471	90,435,320
End of period	$71,163,561	$79,164,471

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Delaware Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,373,635	$5,933,666
Net realized gain (loss)	(3,836,988)	(2,014,639)
Net change in unrealized appreciation (depreciation)	(2,952,290)	(24,508,368)
Net increase (decrease) in net assets resulting from operations	(3,415,643)	(20,589,341)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,517,200)	(2,698,669)
Class C	(126,846)	(232,692)
Institutional Class	(1,700,287)	(2,961,633)
	(3,344,333)	(5,892,994)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,197,715	16,556,227
Class C	1,280,337	2,605,070
Institutional Class	40,563,451	55,946,931

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,466,651	2,584,003
Class C	125,592	230,068
Institutional Class	1,680,571	2,920,723
	65,314,317	80,843,022

	Delaware Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,312,176)	$(20,548,181)
Class C	(2,362,363)	(4,141,665)
Institutional Class	(39,278,787)	(42,013,074)
	(60,953,326)	(66,702,920)
Increase in net assets derived from capital share transactions	4,360,991	14,140,102
Net Decrease in Net Assets	(2,398,985)	(12,342,233)

Net Assets:
Beginning of period	217,367,529	229,709,762
End of period	$214,968,544	$217,367,529

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.36	$12.70	$12.49	$12.68	$12.14	$12.54

0.16	0.27	0.29	0.31	0.36	0.37
(0.27)	(1.34)	0.21	(0.16)	0.54	(0.34)
(0.11)	(1.07)	0.50	0.15	0.90	0.03

(0.16)	(0.27)	(0.29)	(0.31)	(0.36)	(0.37)
—	—	—	(0.03)	—	(0.06)
(0.16)	(0.27)	(0.29)	(0.34)	(0.36)	(0.43)

$11.09	$11.36	$12.70	$12.49	$12.68	$12.14

(0.99)%	(8.51)%	4.05%	1.30%	7.54%	0.26%

$294,034	$317,184	$375,799	$373,691	$386,790	$390,477
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.95%	0.93%	0.93%	0.93%	0.93%	0.94%
2.85%	2.25%	2.30%	2.53%	2.92%	2.99%
2.75%	2.17%	2.22%	2.45%	2.84%	2.90%
17%	24%	3%	15%	13%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.40	$12.75	$12.53	$12.72	$12.18	$12.58

0.11	0.18	0.20	0.22	0.27	0.28
(0.27)	(1.35)	0.22	(0.16)	0.54	(0.34)
(0.16)	(1.17)	0.42	0.06	0.81	(0.06)

(0.11)	(0.18)	(0.20)	(0.22)	(0.27)	(0.28)
—	—	—	(0.03)	—	(0.06)
(0.11)	(0.18)	(0.20)	(0.25)	(0.27)	(0.34)

$11.13	$11.40	$12.75	$12.53	$12.72	$12.18

(1.35)%	(9.23)%	3.35%	0.54%	6.73%	(0.49)%

$10,135	$12,837	$17,096	$25,219	$29,933	$35,642
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.70%	1.68%	1.68%	1.68%	1.68%	1.69%
2.10%	1.50%	1.55%	1.78%	2.17%	2.24%
2.00%	1.42%	1.47%	1.70%	2.09%	2.15%
17%	24%	3%	15%	13%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.36	$12.70	$12.49	$12.68	$12.14	$12.54

0.17	0.30	0.32	0.34	0.39	0.40
(0.27)	(1.34)	0.21	(0.16)	0.54	(0.34)
(0.10)	(1.04)	0.53	0.18	0.93	0.06

(0.17)	(0.30)	(0.32)	(0.34)	(0.39)	(0.40)
—	—	—	(0.03)	—	(0.06)
(0.17)	(0.30)	(0.32)	(0.37)	(0.39)	(0.46)

$11.09	$11.36	$12.70	$12.49	$12.68	$12.14

(0.87)%	(8.28)%	4.31%	1.55%	7.81%	0.51%

$202,447	$211,322	$218,886	$181,242	$169,241	$119,894
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.70%	0.68%	0.68%	0.68%	0.68%	0.69%
3.10%	2.50%	2.55%	2.78%	3.17%	3.24%
3.00%	2.42%	2.47%	2.70%	3.09%	3.15%
17%	24%	3%	15%	13%	16%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.07	$11.22	$11.10	$11.25	$10.82	$11.17

0.13	0.23	0.23	0.27	0.31	0.30
(0.14)	(1.15)	0.11	(0.15)	0.43	(0.31)
(0.01)	(0.92)	0.34	0.12	0.74	(0.01)

(0.13)	(0.23)	(0.22)	(0.27)	(0.31)	(0.30)
—	—	—	—	—	(0.04)
(0.13)	(0.23)	(0.22)	(0.27)	(0.31)	(0.34)

$9.93	$10.07	$11.22	$11.10	$11.25	$10.82

(0.12)%	(8.32)%	3.13%	1.08%	7.00%	(0.01)%

$50,126	$51,298	$63,499	$57,788	$55,918	$59,284
0.81%	0.78%	0.71%	0.71%	0.71%	0.79%
1.03%	1.01%	1.00%	1.02%	1.04%	1.00%
2.59%	2.11%	2.01%	2.39%	2.87%	2.77%
2.37%	1.88%	1.72%	2.08%	2.54%	2.56%
16%	28%	7%	20%	19%	17%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.09	$11.24	$11.12	$11.27	$10.84	$11.19

0.09	0.14	0.13	0.17	0.22	0.21
(0.14)	(1.15)	0.12	(0.15)	0.43	(0.31)
(0.05)	(1.01)	0.25	0.02	0.65	(0.10)

(0.09)	(0.14)	(0.13)	(0.17)	(0.22)	(0.21)
—	—	—	—	—	(0.04)
(0.09)	(0.14)	(0.13)	(0.17)	(0.22)	(0.25)

$9.95	$10.09	$11.24	$11.12	$11.27	$10.84

(0.49)%	(9.02)%	2.26%	0.22%	6.09%	(0.86)%

$1,926	$2,222	$2,990	$5,149	$7,167	$8,558
1.56%	1.56%	1.56%	1.56%	1.56%	1.64%
1.78%	1.76%	1.75%	1.77%	1.79%	1.75%
1.84%	1.33%	1.16%	1.54%	2.02%	1.92%
1.62%	1.13%	0.97%	1.33%	1.79%	1.81%
16%	28%	7%	20%	19%	17%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.07	$11.22	$11.10	$11.25	$10.83	$11.17

0.14	0.25	0.24	0.28	0.33	0.32
(0.13)	(1.15)	0.12	(0.15)	0.42	(0.30)
0.01	(0.90)	0.36	0.13	0.75	0.02

(0.14)	(0.25)	(0.24)	(0.28)	(0.33)	(0.32)
—	—	—	—	—	(0.04)
(0.14)	(0.25)	(0.24)	(0.28)	(0.33)	(0.36)

$9.94	$10.07	$11.22	$11.10	$11.25	$10.83

0.10%	(8.12)%	3.29%	1.23%	7.06%	0.23%

$19,112	$25,644	$23,946	$24,848	$17,718	$11,470
0.56%	0.56%	0.56%	0.56%	0.56%	0.64%
0.78%	0.76%	0.75%	0.77%	0.79%	0.75%
2.84%	2.33%	2.16%	2.54%	3.02%	2.92%
2.62%	2.13%	1.97%	2.33%	2.79%	2.81%
16%	28%	7%	20%	19%	17%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.08	$11.34	$11.00	$11.21	$10.66	$10.88

0.15	0.27	0.28	0.29	0.32	0.32
(0.30)	(1.26)	0.34	(0.21)	0.55	(0.22)
(0.15)	(0.99)	0.62	0.08	0.87	0.10

(0.15)	(0.27)	(0.28)	(0.29)	(0.32)	(0.32)
(0.15)	(0.27)	(0.28)	(0.29)	(0.32)	(0.32)

$9.78	$10.08	$11.34	$11.00	$11.21	$10.66

(1.44)%	(8.79)%	5.71%	0.81%	8.33%	0.95%

$97,989	$98,592	$112,606	$103,913	$103,487	$98,980
0.87%	0.88%	0.89%	0.89%	0.89%	0.89%
0.99%	0.98%	0.97%	0.97%	0.99%	0.99%
3.19%	2.58%	2.52%	2.69%	2.97%	2.98%
3.07%	2.48%	2.44%	2.61%	2.87%	2.88%
15%	23%	3%	18%	12%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.10	$11.36	$11.02	$11.23	$10.68	$10.90

0.12	0.19	0.20	0.21	0.24	0.24
(0.30)	(1.26)	0.34	(0.21)	0.55	(0.22)
(0.18)	(1.07)	0.54	— [3]	0.79	0.02

(0.12)	(0.19)	(0.20)	(0.21)	(0.24)	(0.24)
(0.12)	(0.19)	(0.20)	(0.21)	(0.24)	(0.24)

$9.80	$10.10	$11.36	$11.02	$11.23	$10.68

(1.80)%	(9.46)%	4.92%	0.05%	7.51%	0.19%

$10,167	$11,476	$14,317	$19,376	$21,059	$21,651
1.62%	1.63%	1.64%	1.64%	1.64%	1.64%
1.74%	1.73%	1.72%	1.72%	1.74%	1.74%
2.44%	1.82%	1.77%	1.94%	2.22%	2.23%
2.32%	1.73%	1.69%	1.86%	2.12%	2.13%
15%	23%	3%	18%	12%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.07	$11.33	$11.00	$11.20	$10.66	$10.87

0.17	0.30	0.31	0.32	0.35	0.35
(0.29)	(1.26)	0.33	(0.20)	0.54	(0.21)
(0.12)	(0.96)	0.64	0.12	0.89	0.14

(0.17)	(0.30)	(0.31)	(0.32)	(0.35)	(0.35)
(0.17)	(0.30)	(0.31)	(0.32)	(0.35)	(0.35)

$9.78	$10.07	$11.33	$11.00	$11.20	$10.66

(1.22)%	(8.58)%	5.89%	1.15%	8.50%	1.30%

$106,813	$107,300	$102,787	$75,325	$75,155	$53,501
0.62%	0.63%	0.64%	0.64%	0.64%	0.64%
0.74%	0.73%	0.72%	0.72%	0.74%	0.74%
3.44%	2.83%	2.77%	2.94%	3.22%	3.23%
3.32%	2.73%	2.69%	2.86%	3.12%	3.13%
15%	23%	3%	18%	12%	14%

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds February 28, 2023 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year, and for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2023, and for all open tax years (years ended August 31, 2019 – August 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

specific securities sold. Interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2021 through February 28, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum) December 29, 2021- December 29, 2022	Operating expense limitation as a percentage of average daily net assets (per annum) December 29, 2022- December 29, 2023
Delaware Tax-Free Minnesota Fund	0.60%	0.59%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.63%	0.61%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$16,879
Delaware Tax-Free Minnesota Intermediate Fund	6,072
Delaware Minnesota High-Yield Municipal Bond Fund	10,858

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Fees
Delaware Tax-Free Minnesota Fund	$100,454
Delaware Tax-Free Minnesota Intermediate Fund	16,675
Delaware Minnesota High-Yield Municipal Bond Fund	47,541

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2023, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$6,008
Delaware Tax-Free Minnesota Intermediate Fund	897
Delaware Minnesota High-Yield Municipal Bond Fund	2,700

For the six months ended February 28, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Minnesota Fund	$1,039
Delaware Tax-Free Minnesota Intermediate Fund	61
Delaware Minnesota High-Yield Municipal Bond Fund	811

For the six months ended February 28, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$1,122	$2,070
Delaware Tax-Free Minnesota Intermediate Fund	—	24
Delaware Minnesota High-Yield Municipal Bond Fund	2,991	1,331

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2023, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2023, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota Fund	$3,035,052	$—	$—
Delaware Tax-Free Minnesota Intermediate Fund	—	934,995	197

Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund did not have any realized gains (losses) during the six months ended February 28, 2023.

*	The aggregate contractual waiver period covering this report is from December 29, 2021 through December 29, 2023.

3. Investments

For the six months ended February 28, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$85,732,594	$95,041,093
Delaware Tax-Free Minnesota Intermediate Fund	11,395,128	17,767,294
Delaware Minnesota High-Yield Municipal Bond Fund	31,998,292	29,578,180

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free Minnesota Fund	$526,737,876	$2,953,979	$(27,264,863)	$(24,310,884)
Delaware Tax-Free Minnesota Intermediate Fund	72,408,590	429,441	(2,795,632)	(2,366,191)
Delaware Minnesota High-Yield Municipal Bond Fund	224,446,879	1,205,712	(15,964,357)	(14,758,645)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2022:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$499,666,992
Short-Term Investments	2,760,000
Total Value of Securities	$502,426,992

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$70,042,399

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$205,988,234
Short-Term Investments	3,700,000
Total Value of Securities	$209,688,234

During the six months ended February 28, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. During the six months ended February 28, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/23	8/31/22	2/28/23	8/31/22	2/28/23	8/31/22
Shares sold:
Class A	4,984,112	6,675,584	960,858	459,040	2,060,593	1,570,364
Class C	92,032	158,306	22,080	33,463	129,860	243,560
Institutional Class	8,700,462	10,473,884	1,005,802	1,633,157	4,132,467	5,317,085

Shares issued upon reinvestment of dividends and distributions:
Class A	352,529	585,945	56,942	102,035	150,661	242,222
Class C	10,556	18,503	1,820	3,305	12,887	21,551
Institutional Class	176,905	310,784	32,516	50,147	172,858	274,448
	14,316,596	18,223,006	2,080,018	2,281,147	6,659,326	7,669,230

Shares redeemed:
Class A	(6,757,017)	(8,915,827)	(1,064,564)	(1,126,691)	(1,979,348)	(1,961,685)
Class C	(318,573)	(391,496)	(50,590)	(82,500)	(242,118)	(388,928)
Institutional Class	(9,233,447)	(9,407,543)	(1,660,065)	(1,271,288)	(4,035,803)	(4,009,249)
	(16,309,037)	(18,714,866)	(2,775,219)	(2,480,479)	(6,257,269)	(6,359,862)

Net increase (decrease)	(1,992,441)	(491,860)	(695,201)	(199,332)	402,057	1,309,368

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended February 28, 2023 and the year ended August 31, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Six months ended
2/28/23	54,357	17,040	—	7,353	64,135	$787,580
Year ended
8/31/22	35,428	12,655	—	12,701	35,432	592,244

Delaware Tax-Free Minnesota Intermediate Fund
Six months ended
2/28/23	766	582	—	584	766	13,522
Year ended
8/31/22	10,192	737	—	738	10,192	117,346

Delaware Minnesota High-Yield Municipal Bond Fund
Six months ended
2/28/23	226	1,667	39	1,709	226	18,703
Year ended
8/31/22	629	16,920	—	16,961	629	195,261

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

5. Line of Credit (continued)

Each Fund had no amounts outstanding as of February 28, 2023, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

6. Geographic, Credit, and Market Risks (continued)

Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

9. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and exchange-traded funds (ETFs); and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® Minnesota municipal bond funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 28, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 28, 2023